Organization and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014 Office	Dec. 31, 2013	May 01, 2003
Conversion of Stock [Line Items]
Commencement of operation	May 01, 2003
Number of banking offices	5
Securities held to maturity	$ 0	$ 0
Loans held for sale	0	0
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Marketing and advertising cost incurred	$ 111,891	$ 129,048
Directors [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Additional employer matching contribution percentage (in hundredths)	30.00%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum age for benefit payment under SERP plan	65 years
Defined Contribution Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Matching contribution percentage (in hundredths)	6.00%
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Surrey Bank & Trust [Member]
Conversion of Stock [Line Items]
Commencement of operation	Jul. 22, 1996
Conversion of stock, shares issued (in shares)			6
Conversion of stock, shares converted (in shares)			5
Date of incorporation	Jul. 15, 1996
Surrey Investment Services Inc. [Member]
Conversion of Stock [Line Items]
Date of incorporation	Feb. 10, 1998
Freedom Finance, LLC [Member]
Conversion of Stock [Line Items]
Date of incorporation	Jul. 31, 2000